Property and Equipment (Details) - USD ($)	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Property and Equipment (Details) [Line Items]
Depreciation	$ 104,024
Depreciation and amortization expense	43,496	$ 0
Property and Equipment [Member]
Property and Equipment (Details) [Line Items]
Depreciation	$ 104,024	$ 112,933